TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE - AGEING ANALYSIS OF TRADE ACCOUNTS AND BILLS RECEIVABLES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	¥ 64,879	¥ 84,701
Within one year
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	64,317	83,984
Between one and two years
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	353	573
Between two and three years
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	124	43
Over three years
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	¥ 85	¥ 101